SHAREHOLDERS' EQUITY - 2016 Equity Incentive Plan (Details)				12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Apr. 01, 2016 $ / shares shares	Mar. 31, 2018 USD ($) Option installment $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)
2016 Equity Incentive Plan
Compensation cost				$ 1,828,868	$ 0	$ 0
Aggregate Intrinsic Value
Unrecognized compensation cost	$ 1,163,825	$ 3,512,693		$ 1,163,825	$ 3,512,693
Period of unrecognized compensation cost expected to be recognized (in years)				1 year
Forfeiture percentage				13.04%	0.00%	0.00%
2016 Equity Incentive Plan
2016 Equity Incentive Plan
Option granted (in shares) | shares			6,312,000		6,312,000
Option granted (in dollars per shares) | $ / shares			$ 1.28		$ 1.28
Number of installments for vested and become exercisable | installment				3
Percentage of remaining options to be vested				67.00%
Options vested remaining installments | installment				2
Maximum contractual term (in years)				4 years
Threshold for the unvested options to expire (in years)				2 years
Stock options, vesting period (in years)				3 years
Compensation cost				$ 0
Fair value of options granted to employees
Fair market value per share | $ / shares				$ 1.41
Exercise price per share | $ / shares	$ 1.28			$ 1.28
Risk-free interest rate				1.81%
Dividend yield				0.00%
Life of option				4 years
Volatility				47.40%
Exercise multiple | Option				2.2
Number of options
Outstanding at beginning of year (in shares) | shares				6,312,000
Option granted (in shares) | shares			6,312,000		6,312,000
Option forfeited (in shares) | shares				(128,000)
Outstanding at end of year (in shares) | shares	6,184,000	6,312,000		6,184,000	6,312,000
Vested and exercisable (in shares) | shares	2,061,333			2,061,333
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per shares) | $ / shares				$ 1.28
Option granted (in dollars per shares) | $ / shares			$ 1.28		$ 1.28
Option forfeited (in dollars per shares) | $ / shares				1.28
Outstanding at end of year (in dollars per shares) | $ / shares	$ 1.28	$ 1.28		1.28	$ 1.28
Vested and exercisable (in dollars per share) | $ / shares	$ 1.28			$ 1.28
Weighted Average Remaining Life in Years
Option granted (in years)					4 years
Outstanding at end of period	2 years	3 years
Grant Date Fair Value
Outstanding at beginning of year				$ 3,512,693
Option granted					$ 3,512,693
Option forfeited				(71,233)
Outstanding at end of year	$ 3,441,460	$ 3,512,693		3,441,460	$ 3,512,693
Vested and exercisable				1,147,153
Aggregate Intrinsic Value
Forfeited	(1,283,840)			(1,283,840)
Outstanding	62,025,520			62,025,520
Vested and exercisable	$ 20,675,173			$ 20,675,173
2016 Equity Incentive Plan | Minimum
2016 Equity Incentive Plan
Percentage of shares underwritten				15.00%